FEDERATED MDT SERIES

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                  July 20, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720


     RE:  Form N-14
          FEDERATED MDT SERIES
          Federated MDT Balanced Fund ("Portfolio")
          1933 Act File No. 333-134468

Dear Sir or Madam:

       Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is the Registration Statement on Form N-14 for Federated MDT Series ("Trust").

       The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Federated Conservative Allocation Fund, Federated Moderate Allocation Fund, and Federated Growth Allocation Fund, portfolios of Federated Managed Allocation Portfolios will transfer substantially all of its assets to the Portfolio in exchange for shares of the Portfolio.

       In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges the staff's view that: the Fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.






::odma\pcdocs\pghlib\2090264\1

We would appreciate receiving any comments you may have by August 10, 2007. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-6659.

                                                     Very truly yours,



                                                     /s/ Joseph W. Kulbacki
                                                     Joseph W. Kulbacki
                                                     Paralegal

Enclosures